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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:  ____
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Mason Capital Management, LLC
Address:      110 East 59th Street, 30th Floor
              New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         John Grizzetti
Title:        Chief Financial Officer
Phone:        (212) 771-1206

Signature, Place, and Date of Signing:

         /s/  John Grizzetti      New York, New York      November 14, 2006
       -----------------------  ----------------------  ---------------------

/s/ by  John Grizzetti                [City, State]            [Date]
       -----------------
    with Express Permission

Report Type* (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


----------
* Reports Holdings for which confidential treatment is required.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                             --------------
Form 13F Information Table Entry Total:            28
                                             --------------
Form 13F Information Table Value Total:         $768,774
                                             --------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

   Column 1           Column 2         Column 3    Column 4  Column 5                 Column 6   Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    SH/PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ALTRIA GROUP INC CMN  COMMON STOCK     02209S103   122,786   1,604,000  SH            SOLE                  X

ANNALY CAPITAL
MANAGEMENT, INC CMN   COMMON STOCK     035710409   29,565    2,250,000  SH            SOLE                  X

BIOMET INC. CMN       COMMON STOCK     090613100   16,095      500,000  SH            SOLE                  X

CALL/ADP(WWFAK)  @
55    EXP01/19/2008   OPTIONS - CALLS  0530109AK    9,600       40,000  SH      CALL

CALL/MDT(MDTAM)  @
65    EXP01/20/2007   OPTIONS - CALLS  5850019AM       50        6,600  SH      CALL

CALL/MDT(MDTAN)  @
70    EXP01/20/2007   OPTIONS - CALLS  5850009AN       82       30,620  SH      CALL

CALL/MMC(MMCAG)  @
35    EXP01/20/2007   OPTIONS - CALLS  5710009AG       92        6,131  SH      CALL

CALL/MO(MOCR)    @
90    EXP03/17/2007   OPTIONS - CALLS  0220009CR    1,313       29,175  SH      CALL

CALL/MO(MOCS)    @
95    EXP03/17/2007   OPTIONS - CALLS  0220009CS    1,250      100,000  SH      CALL

CF INDUSTRIES
HOLDINGS, INC. CMN    COMMON STOCK     125269100   24,473    1,433,700  SH            SOLE                  X

COMVERSE TECHNOLOGY
INC (NEW) CMN         COMMON STOCK     205862402   29,266    1,365,000  SH            SOLE                  X

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
   Column 1           Column 2         Column 3    Column 4  Column 5                 Column 6   Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    SH/PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
DOW-JONES & CO INC
CMN                   COMMON STOCK     260561105   91,609    2,731,331  SH            SOLE                  X

ELAN CORP PLC (ADR)
ADR CMN               ADR              284131208   19,500    1,250,000  SH            SOLE                  X

ENERGY PARTNERS LTD
CMN                   COMMON STOCK     29270U105   34,127    1,384,474  SH            SOLE                  X

FILENET CORP CMN      COMMON STOCK     316869106   23,336      670,000  SH            SOLE                  X

GOLD KIST INC. CMN    COMMON STOCK     380614107   19,442      932,929  SH            SOLE                  X

GOLDEN ENTERPRISES
CMN                   COMMON STOCK     381010107   1,924       557,582  SH            SOLE                  X

HUDSON CITY BANCORP
INC CMN               COMMON STOCK     443683107   29,235    2,206,400  SH            SOLE                  X

INCO LIMITED CMN      COMMON STOCK     453258402   93,545    1,226,500  SH            SOLE                  X

KANSAS CITY SOUTHERN
CMN                   COMMON STOCK     485170302   34,138    1,250,000  SH            SOLE                  X

MARSH & MCLENNAN CO
INC CMN               COMMON STOCK     571748102   13,805      490,400  SH            SOLE                  X

MCAFEE INC CMN        COMMON STOCK     579064106   49,434    2,021,000  SH            SOLE                  X

MDS INC CMN           COMMON STOCK     55269P302   27,205    1,588,145  SH            SOLE                  X

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
   Column 1           Column 2         Column 3    Column 4  Column 5                 Column 6   Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    SH/PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
NOVAGOLD RESOURCES
INC. CMN              COMMON STOCK     66987E206    6,747      430,000  SH            SOLE                  X

OCCULOGIX, INC. CMN   COMMON STOCK     67461T107      635      305,112  SH            SOLE                  X

TELEPHONE & DATA SYS
INC CMN               COMMON STOCK     879433100   56,722    1,347,310  SH            SOLE                  X

TRUMP ENTMT RESORTS
INC CMN               COMMON STOCK     89816T103   32,588    1,921,466  SH            SOLE                  X

WTS/CONSECO, INC.
27.6000
EXP09/10/2008         WARRANT EXP
                      9/10/2008        208464123      213      130,741  SH            SOLE                  X